Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	9,793,479
Proposed Maximum Offering Price per Unit	4.8075
Maximum Aggregate Offering Price	$ 47,082,150.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,502.05
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the Selling Shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on May 18, 2026.

Consists of 650,000 shares of common stock and 9,143,479 shares of common stock issuable upon exercise of Pre-Funded Warrants, which shares are offered for resale by the Selling Shareholders named in the prospectus.